Property and Equipment - Summary of Changes in Property and Equipment Account (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	₱ 203,188	₱ 195,782
Additions	40,299	43,082
Disposals/Retirements	(619)	(536)
Reclassifications (Note 13)	(125)	(689)
Translation differences charged directly to cumulative translation adjustments	(6)	6
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	(2)	(2)
Depreciation and amortization	(51,915)	(34,455)	₱ (31,519)
Net book value at end of the year	186,907	203,188	195,782
Impairment losses recognized during the year (Note 5)	(3,913)		(5,788)
Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	665,653	632,918
Net book value at end of the year	690,520	665,653	632,918
Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(462,465)	(437,136)
Net book value at end of the year	(503,613)	(462,465)	(437,136)
Cable and wire facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	48,030	48,237
Additions	3,410	3,419
Disposals/Retirements	(8)	(11)
Reclassifications (Note 13)	5	(2)
Transfers and others	7,612	6,315
Translation differences charged directly to cumulative translation adjustments		4
Depreciation and amortization	(11,594)	(9,932)
Net book value at end of the year	47,455	48,030	48,237
Cable and wire facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	196,652	187,195
Net book value at end of the year	207,220	196,652	187,195
Cable and wire facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(148,622)	(138,958)
Net book value at end of the year	(159,765)	(148,622)	(138,958)
Central office equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	18,668	19,531
Additions	687	357
Disposals/Retirements		(8)
Reclassifications (Note 13)	3	285
Transfers and others	3,945	3,189
Translation differences charged directly to cumulative translation adjustments	(1)	1
Depreciation and amortization	(5,340)	(4,687)
Net book value at end of the year	17,962	18,668	19,531
Central office equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	115,461	112,867
Net book value at end of the year	119,642	115,461	112,867
Central office equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(96,793)	(93,336)
Net book value at end of the year	(101,680)	(96,793)	(93,336)
Cellular facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	64,392	48,078
Additions	6,512	19,225
Disposals/Retirements	(123)	(97)
Reclassifications (Note 13)		(196)
Transfers and others	8,031	10,660
Depreciation and amortization	(28,242)	(13,278)
Net book value at end of the year	50,181	64,392	48,078
Impairment losses recognized during the year (Note 5)	(389)
Cellular facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	202,581	177,118
Net book value at end of the year	209,504	202,581	177,118
Cellular facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(138,189)	(129,040)
Net book value at end of the year	(159,323)	(138,189)	(129,040)
Buildings and improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	8,922	9,495
Additions	159	374
Disposals/Retirements	(38)	(85)
Reclassifications (Note 13)	3	33
Transfers and others	1,285	332
Translation differences charged directly to cumulative translation adjustments	(1)
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	(2)	(2)
Depreciation and amortization	(1,274)	(1,225)
Net book value at end of the year	9,054	8,922	9,495
Buildings and improvements [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	25,914	27,162
Net book value at end of the year	27,076	25,914	27,162
Buildings and improvements [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(16,992)	(17,667)
Net book value at end of the year	(18,022)	(16,992)	(17,667)
Vehicles, aircraft, furniture and other network equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	7,673	8,169
Additions	2,682	3,358
Disposals/Retirements	(316)	(251)
Reclassifications (Note 13)	(7)	(594)
Transfers and others	1,959	1,258
Translation differences charged directly to cumulative translation adjustments	(4)	1
Depreciation and amortization	(4,106)	(4,268)
Net book value at end of the year	7,881	7,673	8,169
Vehicles, aircraft, furniture and other network equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	55,973	53,797
Net book value at end of the year	58,964	55,973	53,797
Vehicles, aircraft, furniture and other network equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(48,300)	(45,628)
Net book value at end of the year	(51,083)	(48,300)	(45,628)
Communications satellite [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	966	966
Net book value at end of the year		966	966
Communications satellite [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(966)	(966)
Net book value at end of the year		(966)	(966)
Information origination and termination equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	2,258	1,684
Additions	1,878	674
Transfers and others	1,343	963
Depreciation and amortization	(1,357)	(1,063)
Net book value at end of the year	4,122	2,258	1,684
Information origination and termination equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	14,596	12,962
Net book value at end of the year	17,595	14,596	12,962
Information origination and termination equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(12,338)	(11,278)
Net book value at end of the year	(13,473)	(12,338)	(11,278)
Land and land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	3,175	3,178
Additions	1	7
Disposals/Retirements		(15)
Reclassifications (Note 13)	14	4
Transfers and others	3	3
Depreciation and amortization	(2)	(2)
Net book value at end of the year	3,191	3,175	3,178
Land and land improvements [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	3,440	3,441
Net book value at end of the year	3,458	3,440	3,441
Land and land improvements [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(265)	(263)
Net book value at end of the year	(267)	(265)	(263)
Property under construction [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	50,070	57,410
Additions	24,970	15,668
Disposals/Retirements	(134)	(69)
Reclassifications (Note 13)	(143)	(219)
Transfers and others	(24,178)	(22,720)
Net book value at end of the year	47,061	50,070	57,410
Impairment losses recognized during the year (Note 5)	(3,524)
Property under construction [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	50,070	57,410
Net book value at end of the year	₱ 47,061	₱ 50,070	₱ 57,410